Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001920145
Registrant Name	Goldman Sachs Private Credit Corp.
Registration File Number	333-293129
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A